Basis of Presentation and Summary of Significant Accounting Policies - Short-Term Investments (Detail)	12 Months Ended
Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
Realized gains (losses) on available-for-sale securities	$ 6,400